Inventories - Summary of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Classes of current inventories [abstract]
Supplies and parts	$ 1,344	$ 1,418
Antibodies	206	197
Work in process	510
Inventories	$ 2,060	$ 1,615